Cover	Feb. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2025
Entity Registrant Name	Blue Owl Real Estate Net Lease Trust
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56536
Entity Tax Identification Number	88-1672312
Entity Address, Address Line One	Suite 4140
Entity Address, Address Line Two	30 N. LaSalle St.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	888
Local Phone Number	215-2015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001944366